Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2024
Other provisions, contingent liabilities and contingent assets [Abstract]
Disclosure of Capital Commitments
Commitments and guarantees

	SA Rand
Figures in million	2024	2023
Capital expenditure commitments
Contracts for capital expenditure	1 681	1 893
Share of joint operation's contracts for capital expenditure	21	160
Authorised by the directors but not contracted for (a)	14 442	8 525
Total capital commitments	16 144	10 578

(a)    The increase relates mainly to the additional capital included for renewable energy projects and the Zaaiplaats project, increasing approximately R1.5 billion and R1.0 billion respectively. The increase in the renewable energy projects relates to cost escalations as well as the inclusion of capital for phase 4 due to the Mponeng deepening project being authorised. Also contributing is the inclusion of approximately R2.9 billion for the Mponeng life of mine extension and deepening project.

Disclosure of Guarantees

	SA Rand
Figures in million	2024	2023
Guarantees
Guarantees and suretyships[1]	519	500
Environmental guarantees[2]	509	500
Total guarantees	1 028	1 000
[1] The guarantees and suretyships mainly relate to Eskom guarantees.
2    At 30 June 2024 R217 million (2023: R181 million) has been pledged as collateral for environmental guarantees in favour of certain financial institutions. Refer to note 15.